DEBT (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
SCHEDULE OF DEPOSITS INTO RESERVE ACCOUNTS	Deposits into the reserve accounts consisted of the following items:
Payment Reserve Fund	$3,044
Capitalized Interest Fund	144
Total	$3,188

SCHEDULE OF LEVERAGE RATIO

Test Period Ending	Leverage Ratio
December 31, 2022 – March 31, 2023	6.75 to 1.00
June 30, 2023 – September 30, 2023	6.00 to 1.00
December 31, 2023 – March 31, 2024	5.00 to 1.00
June 30, 2024 – September 30, 2024	4.00 to 1.00
December 31, 2024 – March 31, 2025	3.25 to 1.00
June 30, 2025 and thereafter	3.00 to 1.00

SCHEDULE OF FUTURE DEBT MATURITIES

At June 30, 2023, the future debt maturities are as follows:

For Year Ended December 31,
2023 (1)	$-
2024	938
2025	3,750
2026	80,620
Total	85,308
Less: Estimated interest paid-in-kind	(6,606)
Total debt	78,702
Less: Unamortized debt issuance costs, noncurrent	(56,330)
Total carrying amount	22,372
Less: Current portion of debt	(22,372)
Total long-term debt	$-

(1)	Represents scheduled payments for the remaining six-month period ending December 31, 2023

At December 31, 2022, the future debt maturities are as follows:

For the Years Ending December 31,	Future Debt Maturities
2023	$-
2024	938
2025	3,750
2026	91,809
Total	96,497
Less: Estimated interest paid-in-kind	(20,305)
Total debt	76,192
Less: Unamortized debt issuance costs, non-current	(56,950)
Total carrying amount	19,242
Less: current portion of debt	(19,242)
Total long-term debt	$-

SCHEDULE OF LEVERAGE RATIO

Test Period Ending	Leverage Ratio
December 31, 2022 - March 31, 2023	6.75 to 1.00
June 30, 2023 - September 30, 2023	6.00 to 1.00
December 31, 2023 - March 31, 2024	5.00 to 1.00
June 30, 2024 - September 30, 2024	4.00 to 1.00
December 31, 2024 - March 31, 2025	3.25 to 1.00
June 30, 2025 and thereafter	3.00 to 1.00